SHAREHOLDERS' EQUITY - Warrant Assumptions (Details)	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 $ / shares Y
Risk free rate of return
Share Capital
Warrants	0.56	0.39
Expected life
Share Capital
Warrants | Y	4.0	5.0
Expected volatility
Share Capital
Warrants	90	90
Expected dividend per share
Share Capital
Warrants	0	0
Exercise price
Share Capital
Warrants	1.51	0.78
Stock price
Share Capital
Warrants	1.50	0.96